Note 8 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cost	$ 613,456	$ 525,908
Accumulated depreciation	409,268	358,896
Net	204,188	167,012
Land [Member]
Cost	26	1,279
Accumulated depreciation	0	0
Net	26	1,279
Building [Member]
Cost	4,554	9,277
Accumulated depreciation	589	3,620
Net	3,965	5,657
Vehicles [Member]
Cost	156,900	128,047
Accumulated depreciation	94,937	84,041
Net	61,963	44,006
Furniture and Fixtures [Member]
Cost	172,841	161,142
Accumulated depreciation	120,980	104,565
Net	51,861	56,577
Computer Equipment [Member]
Cost	213,309	175,544
Accumulated depreciation	152,607	130,542
Net	60,702	45,002
Leasehold Improvements [Member]
Cost	65,826	50,619
Accumulated depreciation	40,155	36,128
Net	$ 25,671	$ 14,491